Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 388,884,000
Total Fee Amount	53,704.88
Total Offset Amount	0
Net Fee	$ 53,704.88
Offset Table N/A	N/A